INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Short-term deferred tax liabilities		$ (956)
Long-term deferred tax liabilities	(1,094)	(5,760)
Net deferred tax asset	1,926	2,559
Israel [Member]
Income Taxes [Line Items]
Short-term deferred tax assets		2,973
Long-term deferred tax assets	3,020	1,981
Net deferred tax asset	3,020	4,954
International [Member]
Income Taxes [Line Items]
Short-term deferred tax assets		567
Long-term deferred tax assets		3,754
Short-term deferred tax liabilities		(956)
Long-term deferred tax liabilities	(1,094)	(5,760)
Net deferred tax liabilities	$ (1,094)	$ (2,395)